CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Sales	$ 76,308	$ 99,381	$ 145,372	$ 166,450
Cost of goods sold	48,789	59,752	92,682	106,557
GROSS PROFIT	27,519	39,629	52,690	59,893
OPERATING EXPENSES
Selling expense	50,155	91	90,900	11,464
General and administrative	504,761	457,510	1,284,304	972,298
Total operating expenses	554,916	457,601	1,375,204	983,762
LOSS FROM OPERATIONS	(527,397)	(417,972)	(1,322,514)	(923,869)
OTHER INCOME (EXPENSE)
Interest expense	(342,043)	(92,523)	(654,853)	(191,434)
Gain on debt extinguishment	0	43,120	0	43,120
Change in fair value of derivative liabilities	862,086	85,292	(461,289)	71,130
Total Other Income (Expense)	520,043	35,889	(1,116,142)	(77,184)
LOSS BEFORE INCOME TAX PROVISION	(7,354)	(382,083)	(2,438,656)	(1,001,053)
Income tax provision	0	0	0	0
NET LOSS	$ (7,354)	$ (382,083)	$ (2,438,656)	$ (1,001,053)
NET LOSS PER COMMON SHARE
Net loss per share BASIC AND DILUTED	$ 0.00	$ (0.01)	$ (0.05)	$ (0.03)
Weighted average common shares outstanding BASIC AND DILUTED	55,961,833	33,855,244	48,773,984	33,808,784